Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Crude oil	$ 3,132	$ 2,645
Oil products	2,441	2,161
Intermediate products	561	424
Natural gas and Liquefied Natural Gas (LNG)	127	101
Biofuels	28	22
Fertilizers	2	1
Total products	6,291	5,354
Materials, supplies and others	1,942	1,356
Total	$ 8,233	$ 6,710